CONSOLIDATED BALANCE SHEETS (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash - Note 4	19,139	19,291
Consumer loans receivable, net - Note 5	32,440	4,781
Other receivables - Note 6	17,332	12,575
Prepaid expenses and other assets	2,454	3,318
Income taxes receivable	4,576	0
Deferred tax assets - Note 13	10,486	1,528
Assets, Current	86,427	41,493
Long term receivable - Note 6	2,609	681
Deposits and other assets	1,162	857
Deferred tax assets	424	2,424
Deferred financing costs	7,523	1,052
Property and equipment, net of accumulated depreciation of $30,216 and $36,180 - Note 9	23,157	25,589
Intangible assets, net of accumulated amortization of $2,908 and $7,831 - Note 10	39,760	10,578
Goodwill - Note 11	39,685	39,133
ASSETS	200,747	121,807
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	1,055	1,795
Accrued liabilities - Note 12	20,688	21,194
Income taxes payable	0	138
Current portion of deferred revenue - Note 15	1,000	1,194
Current portion of deferred lease inducements	436	490
Current portion of obligations under capital leases and other obligations - Note 16	1,180	659
Liabilities, Current	24,359	25,470
Deferred revenue	3,917	4,917
Deferred lease inducements	985	1,082
Obligations under capital leases and other obligations - Note 16	3,608	636
Senior secured notes - Note 14	126,033	0
Deferred tax liabilities - Note 13	2,832	2,356
Liabilities, Noncurrent	161,734	34,461
SHAREHOLDERS' EQUITY
Share capital - Note 17	46,652	46,149
Additional paid-in capital	4,700	4,178
Retained earnings	(12,339)	37,019
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	39,013	87,346
Liabilities and Equity	200,747	121,807